Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties and compensation to Directors and Key Management	The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2025				2024				2023
(€ million)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses /(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses /(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
Tofas(1)	4,414	736	36	1	1,155	461	37	—	1,339	779	27	—
Leasys	1,537	—	(23)	1	813	20	(7)	1	960	12	6	—
Finance companies in partnership with SCF and BNPP PF	7,070	726	(1)	56	7,248	738	(19)	35	8,973	471	(7)	14
StarPlus Energy LLC(2)	—	102	—	(18)	—	—	—	(21)	—	—	—	—
NextStar Energy Inc(1,2)	—	2	—	—	—	—	—	—	—	—	—	—
Nidec	28	301	(11)	(4)	31	26	—	—	—	—	—	—
Other	1	14	(7)	1	1	—	—	(6)	76	178	(1)	(5)
Total joint arrangements	13,050	1,881	(6)	37	9,248	1,245	11	9	11,348	1,440	25	9
Leapmotor	1	875	6	5	—	—	—	—	—	—	—	—
Other	121	6	2	(1)	204	12	(3)	(1)	23	196	2	(1)
Total associates	122	881	8	4	204	12	(3)	(1)	23	196	2	(1)
CNHI	6	—	—	—	10	—	—	—	28	—	(3)	—
Iveco	95	9	—	—	102	14	—	—	218	19	(5)	—
Ferrari N.V.	3	1	—	—	3	6	(1)	—	16	51	(1)	—
Directors and Key Management	—	—	51	—	—	—	50	—	—	—	87	—
Other	—	7	13	—	—	—	32	—	1	—	43	—
Total CNHI, Ferrari, Directors and other	104	17	64	—	115	20	81	—	263	70	121	—
Total unconsolidated subsidiaries	12	(1)	11	(1)	19	34	13	—	95	24	—	—
Total transactions with related parties	13,288	2,778	77	40	9,586	1,311	102	8	11,729	1,730	148	8

Total for the Company	153,508	155,627	8,967	351	156,878	136,360	9,299	(345)	189,544	151,400	9,541	(42)
1) Refer to Note 3, Scope of consolidation for additional information
2) Purchases were €296 million for StarPlus Energy; €167 million for NextStar Energy and €41 million for ACC. Amounts reported in Cost of revenues are net of change in inventories
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2025				2024
(€ million)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
Tofas	523	228	—	—	57	147	—	—
Leasys	58	182	—	89	97	143	—	79
Finance companies in partnership with SCF and BNPP PF	1,412	522	6	14	1,082	648	31	41
StarPlus Energy LLC	257	—	—	—	507	—	—	—
NextStar Energy Inc(2)	—	—	—	—	74	—	—	74
Nidec	183	83	—	—	63	10	—	—
Other	229	65	—	—	160	33	—	—
Total joint arrangements	2,662	1,080	6	103	2,040	981	31	194
Leapmotor	—	481	—	—	—	—	—	—
Other	131	7	—	—	142	20	—	—
Total associates	131	488	—	—	142	20	—	—
CNHI	3	—	—	—	8	1	—	—
Iveco	34	34	—	—	25	8	—	—
Ferrari N.V.	8	—	—	—	5	2	—	—
Other	2	22	—	—	6	78	—	(1)
Total CNHI, Ferrari N.V. and other	47	56	—	—	44	89	—	(1)
Total unconsolidated subsidiaries	43	16	—	3	51	35	—	2
Total originating from related parties	2,883	1,640	6	106	2,277	1,125	31	195

Total for the Company	25,329	54,739	15,479	30,468	19,990	53,222	10,016	27,211
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt for additional information
(2) Refer to Note 3, Scope of consolidation for additional information